LONG-TERM INVESTMENTS, NET - Investment in Yuanjing Mingchuang and Shengdu (Details) $ in Thousands		12 Months Ended
	Jul. 05, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 31, 2021 CNY (¥)
Equity Securities without Readily Determinable Fair Value [Line Items]
Total cash consideration		¥ 120,000,000
Impairment on equity investments without readily determinable fair values		183,800,000	$ 28,841	¥ 9,000,000	¥ 0
Yuanjing Mingchuang
Equity Securities without Readily Determinable Fair Value [Line Items]
Percentage of ownership interest acquired						29.16%
Total cash consideration						¥ 700,000,000
Impairment on equity investments without readily determinable fair values		¥ 168,000,000.0
Shengdu
Equity Securities without Readily Determinable Fair Value [Line Items]
Percentage of ownership interest acquired		6.00%
Total cash consideration		¥ 480,000,000
Percentage of Equity interest which company agreed to acquire	100.00%
Total consideration	¥ 8,000,000,000